Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepaid Expense And Other Assets Current [Abstract]
Prepaid bandwidth fees		4,920,581	219,144
Prepaid insurance expense		2,027,219
Advances to employees		1,434,600	1,249,822
Prepaid rental expenses		1,124,781	1,661,854
Receivable from disposal of an equity method investment			6,400,000
Others		5,038,607	953,110
Total	$ 2,402,793	14,545,788	10,483,930